ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Payments to environment fund	$ 716,000
Environmental obligations | Iduapriem
Disclosure of other provisions [line items]
Carrying value of liability	45,000					$ 46,000	$ 54,000
Bonds issued, undiscounted cash flows	12,000					12,000	11,000
Bond guarantees issued by banks	41,000					14,000	39,000
Environmental obligations | Obuasi
Disclosure of other provisions [line items]
Carrying value of liability	168,000					171,000	217,000
Bonds issued, undiscounted cash flows	22,000					22,000	21,000
Bond guarantees issued by banks	$ 30,000					$ 30,000	$ 30,000
Environmental obligations | Australia
Disclosure of other provisions [line items]
Payments to environment fund		$ 13.0	$ 11.0	$ 10.0
Carrying value of liability					$ 115.0
Provision for silicosis
Disclosure of other provisions [line items]
Provisions, settlement term	12 years	12 years